                                   Law Offices
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                      1933 Act File No. 333-9355
                                                      1940 Act File No. 811-7743

Direct Dial: (215) 564-8071
                                February 4, 2008

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   Rockland Funds Trust (the "Registrant")
               SEC File Nos. 333-09355 and 811-07743
               Rule 497(j) filing

Dear Sir or Madam:

     On behalf of the  Registrant,  pursuant to Rule 497(j) under the Securities
Act of 1933, as amended,  this letter serves as  certification  that the form of
Prospectus  and Statement of Additional  Information  that would have been filed under  paragraph (c) of Rule 497 would not have differed from those contained in
Post-Effective Amendment No. 15/16 filed electronically with the U.S. Securities and Exchange Commission on January 30, 2008.

     Please direct any questions or comments  relating to this  certification to me at the above phone  number,  or in my absence to Michael P.  O'Hare,  Esq. at
(215) 564-8198.

                                           Very truly yours,

                                           /s/ E. Taylor Brody
                                           E. Taylor Brody

cc:      Richard H. Gould
         Jeffrey Rauman
         Benjamin Peters
         Michael P. O'Hare, Esq.